Financial risk management	6 Months Ended
Jun. 30, 2024
Financial risk management
Financial risk management

4.Financial risk management

4.1 Capital management

The Group continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute the strategic projects. The Group’s capital structure policy and framework aim to optimize shareholder value through cash flow distribution to the Group from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below the Group’s weighted average cost of capital.

Cash net of debt is defined as cash and cash equivalents minus non-current and current interest-bearing loans and borrowings and bank overdrafts. Cash net of debt is a financial performance indicator that is used by the Group’s management to highlight changes in the Group’s overall liquidity position.

The following table provides a reconciliation of the Group’s cash net of debt:

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Cash and cash equivalents	18,308	28,130
Non-current borrowings	(28,070)	(32,381)
Current borrowings	(98,219)	(35,720)
Borrowings	(126,289)	(68,101)
Bank overdrafts	(429)	(280)
Cash net of debt	(108,410)	(40,251)

The ratio of cash net of debt to total consolidated equity was as follows:

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Cash net of debt	108,410	40,251
Total equity	92,724	165,628
Total capital	201,134	205,879
Gearing ratio	53.9%	20%

4.2 Fair value estimation

The following table presents the Group’s assets and liabilities that are measured at fair value at June 30, 2024 and December 31, 2023.

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Assets
Other non-current assets
- Financial assets at fair value through profit or loss
Level 1	1,075	1,075
Level 3	1,627	1,585
	2,702	2,660

Liabilities
Other current liabilities
- Warrant liabilities
Level 1	770	2,612
Level 3	420	1,429
	1,190	4,041

At June 30, 2024 and December 31, 2023, there are no transfers among levels of the fair value hierarchy used in measuring the fair value of financial instruments, and also no changes in the classification of financial assets as a result of a change in the purpose or use of those assets. For more information relating to fair value estimation, reference should be made to Note 4 — Financial risk management to the Annual Consolidated Financial Statements.

4.3 Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Interim Condensed Consolidated Financial Statements do not include all the financial risk management information and disclosures required in the full annual financial statements and should be read in conjunction with the consolidated financial statements of the Company as at and for the year ended December 31, 2023. There have been no changes in the risk management policies during the six months ended June 30, 2024.

(a)Market risk

Foreign exchange risk

The Group has a vast international presence, and therefore is exposed to the risk that changes in currency exchange rates could adversely impact revenue, expenses, margins and profit. The Group’s management assesses its foreign exchange risk by performing a regular review.

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the main foreign currencies against the Euro, with all other variables held constant, of the Group’s loss before tax due to differences arising on settlement or translation of monetary assets and liabilities and the Group’s equity excluding the impact of accumulated losses due to the changes of exchange fluctuation reserve of certain overseas subsidiaries of which the functional currencies are currencies other than Euro.

	At June 30, 2024		At December 31, 2023
	Increase / (decrease) in	Increase / (decrease)	Increase / (decrease) in	Increase / (decrease) in
	loss before tax if Euro	in loss before tax if	loss before tax if Euro	loss before tax if Euro
(Euro thousands)	strengthens by 5%	Euro weakens by 5%	strengthens by 5%	weakens by 5%
USD	(13,004)	13,004	(12,046)	12,046
CNY	(96)	96	72	(72)
HKD	112	(112)	(256)	256
GBP	44	(44)	136	(136)
JPY	(824)	824	(1,094)	1,094
Total	(13,768)	13,768	(13,188)	13,188

(b)Credit risk

Credit risk is defined as the risk of financial loss caused by the failure of a counterparty to repay amounts owed or meet its contractual obligations. The maximum risk to which an entity is exposed is represented by all the financial assets recognized in the financial statements. Management considers its credit risk to relate primarily to trade receivables generated from the wholesale channel and mitigates the related effects through specific commercial and financial strategies.

With regards to trade receivables, credit risk management is carried out by monitoring the reliability and solvency of customers.

The following table provides the aging of trade receivables:

		0-90 days	90-180 days	>180 days
(Euro thousands)	Not yet due	overdue	overdue	overdue	Total
Trade receivables, gross	20,361	7,600	4,271	10,462	42,694
Loss allowance	—	(320)	(829)	(6,109)	(7,258)
Total trade receivables at June 30, 2024	20,361	7,280	3,442	4,353	35,436
Trade receivables, gross	30,738	8,602	4,552	7,948	51,840
Loss allowance	—	(199)	(536)	(5,448)	(6,183)
Total trade receivables at December 31, 2023	30,738	8,403	4,016	2,500	45,657

(c)Liquidity risk

Liquidity risk refers to the difficulty the Group could have in meeting its financial obligations.

According to management, the funds and credit lines currently available, in addition to those that will be generated by operating and financing activities, will enable the Group to meet its financial requirement arising from investing activities, working capital management and punctual loan repayment as planned.

As of June 30, 2023, the Group has up to $15.11 million in undrawn cash lines of credit with banks (December 31, 2023:$13.00 million).

The table below analysis the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As at June 30, 2024
	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total
Trade payables	18,301	62,751	—	—	81,052
Other current liabilities	8,312	78,694	—	—	87,006
Lease liabilities	—	39,476	62,540	73,971	175,987
Bank overdrafts	429	—	—	—	429
Borrowings	—	98,219	17,301	10,769	126,289
	27,042	279,140	79,841	84,740	470,763

	As at December 31, 2023
	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total
Trade payables	20,907	57,669	—	—	78,576
Other current liabilities	8,758	88,527	—	—	97,285
Lease liabilities	—	37,824	58,685	70,867	167,376
Bank overdrafts	280	—	—	—	280
Borrowings	—	35,720	21,794	10,587	68,101
	29,945	219,740	80,479	81,454	411,618